Financial Instruments - Credit Losses (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Allowance for credit loss	$ 641	$ 1,009
Trade receivable	17,640
Non-Trade Accounts Receivable
Related Party Transaction [Line Items]
Non-trade receivable	3,864
Equity Affiliate Loan | Investments and Advances
Related Party Transaction [Line Items]
Allowance for credit loss	$ 219	$ 560